Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Components of Income Tax Expense [Abstract]
Schedule of components of income tax expense
	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Current income tax:
Current income tax charge	2,592	2,052	2,374
Adjustments in respect of current income tax of prior years	(22)	97	(7)

Deferred tax:
Origination and reversal of temporary differences	(308)	(402)	(292)
Income tax charge for the year	2,262	1,747	2,075

Schedule of income tax expense appearing in the consolidated statement of income relate
	2022	2021	2020
	USD ’000	USD ’000	USD ’000
Income tax expense for IGI Labuan – current year	57	71	66
Corporate tax for IGI Casablanca (Representative Office) – current year	1	7	6
Income tax credits for North Star Underwriting Limited – current year	(22)	(21)	(9)
Income tax expense for IGI UK – current year	2,556	1,995	2,311
Income tax (credit) expense for IGI UK – prior years	(22)	97	(7)
Addition of deferred tax assets for IGI Europe	(308)	(347)	-
Release of deferred tax liabilities for IGI UK	-	(55)	(292)
Income tax charge for the year	2,262	1,747	2,075

Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate
	2022	2021	2020
	USD ’000	USD ’000	USD ’000

The Group profit before tax	87,727	45,443	29,326
Less: Profit related to non-taxable subsidiaries	(75,100)	(36,022)	(17,108)
Profit before tax for entities subject to corporate taxation	12,627	9,421	12,218
Profit multiplied by the standard rate of tax in the UK of 19% (2021:19%) (2020: 19%)	2,399	1,790	2,322

Net disallowed expenditure	(9)	(71)	(34)
Non-UK expenses not deductible for tax purposes / income not taxable	-	67	-
Fixed asset temporary differences not recognized for deferred tax	10	1	14
Other temporary differences not recognized for deferred tax	32	28	9
Adjustment in respect of prior years	(22)	97	(7)
Income tax credits for North Star Underwriting Limited – current year	-	-	(9)
IGI Labuan and IGI Casablanca current year tax charges	58	78	72
Other movements	-	1	-
Release of deferred tax liabilities for IGI UK	-	(55)	(292)
Difference in corporation tax rates	(206)	(189)	-
Income tax charge for the year	2,262	1,747	2,075

Schedule of deferred tax assets and liabilities:
	2022	2021
	USD ’000	USD ’000
Deferred tax assets
Deferred tax assets related to unabsorbed losses for IGI Europe	779	471
Deferred tax assets related to the change in fair value of bonds at fair value through OCI for IGI UK	4,877	-
	5,656	471
Deferred tax liabilities
Deferred tax liabilities related to the change in fair value of bonds at fair value through OCI for IGI UK	-	14
	-	14

Schedule of the movement on the deferred tax assets
	2022	2021
	USD ’000	USD ’000
Balance at beginning of the year	471	-
Deferred tax assets resulting from acquisition of IGI Europe	-	124
Addition of deferred tax assets related to unabsorbed losses for IGI Europe	308	347
Addition of deferred tax assets related to the change in fair value of bonds at fair value through OCI for IGI UK	4,877	-
Ending balance	5,656	471

Schedule of the movement on the deferred tax liabilities
	2022	2021
	USD ’000	USD ’000
Balance at beginning of the year	(14)	(55)
Release of deferred tax liabilities for IGI UK	14	55
Addition of deferred tax liabilities related to the change in fair value of bonds at fair value through OCI for IGI UK	-	(14)
Ending balance	-	(14)